INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Inventory
Goods in transit	$ 2,298,136	$ 3,620,606
Supplies	18,709,303	24,893,187
Agricultural products	19,111,345	28,436,830
Inventories	138,076,822	140,426,975
Net of agricultural products	118,965,477	111,990,145
Seeds
Inventory
Inventories	9,293,210	1,542,159
Resale products
Inventory
Inventories	71,973,203	58,544,931
Manufactured products
Inventory
Inventories	19,604,930	25,881,761
Allowance for obsolescence
Inventory
Inventories	$ (2,913,305)	$ (2,492,499)